Other Non-Current Assets - Schedule of Other Non Current Assets (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Other Non Current Assets [Abstract]
Prepaid service expenses	[1]	¥ 407,133		¥ 4,931,108
Prepayments for purchase of an office unit	[2]	10,980,605
Total		¥ 11,387,738	$ 1,628,425	¥ 4,931,108

[1]	The balance represented the prepayment related to the strategic consulting services with further details disclosed in Note 3 (2).
[2]	The balance consisted of prepayment for the acquisition of an office unit, parking space, and related renovations services. In July and August 2025, the Group entered into several purchase and renovation agreements for a building and parking facilities with a total contractual consideration of RMB18,076,739. As of December 31, 2025, the Group has made prepayments in connection with the aforementioned agreements of RMB10,980,605. The delivery of the building is on or about June 30, 2026 and the renovation of the building is expected to be completed on March 31, 2027. The building would not be ready for intended use until the completion of renovation.